American Century Capital Portfolios, Inc. Summary Prospectus and Prospectus Supplement AC Alternatives® Income Fund
Supplement dated March 1, 2020 ■ Summary Prospectus and Prospectus dated March 1, 2020

Effective February 29, 2020, Timbercreek Investment Management (U.S.) LLC (“Timbercreek”) no longer serves as an underlying subadvisor for the fund. All references to Timbercreek in the summary prospectus and prospectus are deleted.

The following replaces the investment strategy and underlying subadvisor table in the Principal Investment Strategies section on page 4 of the summary prospectus and page 5 of the prospectus.

Investment Strategy	Sub-Strategy	Underlying Subadvisor
Alternative Credit	Opportunistic Credit	ArrowMark Colorado Holdings LLC
Alternative Credit	Structured Credit	Good Hill Partners LP
Alternative Credit	Multi-Sector Credit	Marathon Asset Management, L.P.
Alternative Equity	Real Estate	Advisor
Alternative Equity	Long/Short Equity Income	Advisor and PWP
Tactical and Hedging Strategies	Opportunistic, Hedge Overlay	Advisor and PWP

The following replaces the investment strategy and underlying subadvisor table in the Objectives, Strategies and Risks section on page 13 of the prospectus.

Investment Strategy	Sub-Strategy	Underlying Subadvisor
Alternative Credit	Opportunistic Credit	ArrowMark Colorado Holdings LLC
Alternative Credit	Structured Credit	Good Hill Partners LP
Alternative Credit	Multi-Sector Credit	Marathon Asset Management, L.P.
Alternative Equity	Real Estate	Advisor
Alternative Equity	Long/Short Equity Income	Advisor and PWP
Tactical and Hedging Strategies	Opportunistic, Hedge Overlay	Advisor and PWP

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